Fidelity®

Aggressive Growth

Fund

Annual Report

November 30, 2002

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(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Aggressive Growth	-35.91%	-27.51%	67.66%
Russell Midcap® Growth	-19.80%	-1.64%	107.61%
Mid-Cap Funds Average	-15.21%	12.74%	134.57%
Multi-Cap Growth Funds Average	-23.03%	-0.01%	117.87%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell Midcap® Growth Index - a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. domiciled corporations. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Aggressive Growth	-35.91%	-6.23%	5.30%
Russell Midcap Growth	-19.80%	-0.33%	7.58%
Mid-Cap Funds Average	-15.21%	1.92%	8.25%
Multi-Cap Growth Funds Average	-23.03%	-0.51%	7.59%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Aggressive Growth Fund on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Russell Midcap Growth Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Managers' Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with Bob Bertelson (left), who managed Fidelity Aggressive Growth Fund for most of the period covered by this report, with additional comments from Rajiv Kaul (right), who became manager of the fund on November 15, 2002.

Q. How did the fund perform, Bob?

B.B. For the year ending November 30, 2002, the fund fell 35.91%, while the Russell Midcap Growth Index declined 19.80% and the Lipper Inc. mid-cap funds average dropped 15.21%.

Q. Why did the fund struggle so?

B.B. The fund was simply too aggressive for the market environment, which really hurt versus its benchmarks. My belief in investing in high-growth companies over the long term caused me to stay with the positioning throughout the period. Despite some improvement in the economy early on - spurred by fiscal and monetary stimulus - high-growth companies continued to struggle, as a wave of corporate scandals greatly eroded investors' confidence in the stock market specifically and riskier assets generally. Concerns about the strength and pace of the economic recovery, rising geopolitical tension and a possible conflict with Iraq only made matters worse for the aggressive names we owned, whose valuations generally are premised on a certain faith in the future. While a more favorable economic outlook, coupled with the cheapness of these stocks, helped spawn a powerful rebound late in the period, it wasn't nearly enough to stem the negative tide that dominated most of the year.

Annual Report

Fund Talk: The Managers' Overview - continued

Q. What were your sector strategies?

B.B. Early in the period against a backdrop of weak corporate profit growth, I reduced our weighting in sectors sensitive to capital investment, such as technology, and added more exposure to health care, which I felt housed the strongest fundamentals and best relative earnings strength in the market. Specifically, I focused on the faster-growing areas of the sector, namely biotechnology, specialty pharmaceuticals and medical devices. However, while most of our holdings continued to grow well and meet their numbers, earnings problems among the major drug companies - which I avoided - had a negative carry-on effect that caused valuations to contract. Biotech firms were the hardest hit, and we were hurt by heavily overweighting the group. IDEC Pharmaceuticals was a good example of a company with solid fundamentals that saw its share price decline sharply. Millennium Pharmaceuticals and Protein Design Labs also were big detractors. However, Forest Laboratories bucked the downtrend, which helped curb our losses.

Q. How did your other moves play out?

B.B. Technology was a frustrating place to be. As valuations came down, I raised our exposure to companies I felt could lead recoveries in their respective industries. I generally favored smaller, less mature firms with strong product cycles. Unfortunately, the pick-up in capital spending I thought we'd see in the second half of 2002 never materialized and these stocks suffered as a result, with data storage networking play Brocade Communications and graphics-chip maker NVIDIA among the biggest disappointments. Elsewhere, we were hurt by two poor picks in consumer discretionary. Media company Gemstar-TV Guide fell on patent concerns related to its interactive television guide, while consumer electronics retailer Best Buy fell prey to slowing sales. Conversely, we had several other retailers, such as Kohl's, that benefited from resilient consumer spending. Wireless service provider Nextel rebounded due to improving fundamentals and a stronger balance sheet, while Yahoo! rose on better profit expectations.

Q. Turning to you, Rajiv, what's your outlook?

R.K. Since I try to avoid making calls on the economy, I'm relying on stock picking to help me build a portfolio that can do well and beat its index in any environment. So far, my focus has been on reducing the fund's concentration in more aggressive tech names - those most at risk to a delayed revival in capital spending - and broadly increasing its exposure to firms with somewhat more stable growth, particularly those with new product cycles and earnings acceleration. At period end, I'm comfortable with an emphasis on health care firms, which I feel offer the most attractive growth opportunities in the market. That said, I feel it's wise to become more diversified within the sector.

Annual Report

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Fund number: 324

Trading symbol: FDEGX

Start date: December 28, 1990

Size: as of November 30, 2002, more than $4.4 billion

Manager: Rajiv Kaul, since November 2002; manager, Fidelity Advisor Aggressive Growth Fund, since 2001; Fidelity Select Developing Communications Portfolio, 2000-2001; Fidelity Select Biotechnology Portfolio, 1998-
2000; joined Fidelity in 1996

3

Rajiv Kaul on his approach to investing:

"As a bottom-up investor, I look to maximize shareholder returns through individual security selection. I rely heavily on fundamental research to help me identify the best opportunities in the marketplace. I spend much of my time visiting companies and talking with management and the company's competitors about products and industry trends. By visiting as many companies as I can, I get a better understanding of each one's competitive outlook, while helping me identify those companies that could become the long-term winners in their spaces.

"I like to invest in companies with the fastest earnings growth at the most reasonable price, regardless of their size, shape or industry. Throughout my career, I've followed high-growth companies from many areas of the market, from technology to media to health care. I've managed three funds during my tenure at Fidelity that required an aggressive investment style: the Select Biotechnology Portfolio, the Select Developing Communications Portfolio and, most recently, the Advisor Aggressive Growth Fund. As a result, I've gained valuable experience investing in key industries within the aggressive growth market that should continue to serve me well in managing this fund."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
IDEC Pharmaceuticals Corp.	3.9	4.5
BEA Systems, Inc.	3.5	3.7
Forest Laboratories, Inc.	3.4	3.2
Yahoo!, Inc.	3.1	1.8
Nextel Communications, Inc. Class A	2.7	0.7
Robert Half International, Inc.	2.2	1.1
Telefonaktiebolaget LM Ericsson ADR	2.0	0.0
King Pharmaceuticals, Inc.	2.0	1.6
MedImmune, Inc.	1.7	2.4
Biomet, Inc.	1.6	0.6
	26.1
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.8	39.0
Health Care	25.1	32.2
Consumer Discretionary	6.3	17.0
Telecommunication Services	5.2	2.7
Energy	4.8	3.3
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002**
	Stocks 84.4%		Stocks 98.8%
	Convertible Securities 0.4%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 15.2%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	3.0%	** Foreign investments	1.8%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 84.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 6.3%
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. (a)	614,700	$ 13,364
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,500,000	35,025
Media - 2.2%
Clear Channel Communications, Inc. (a)	800,000	34,768
Cox Communications, Inc. Class A (a)	483,100	14,628
Gemstar-TV Guide International, Inc. (a)	6,775,250	25,339
Viacom, Inc. Class B (non-vtg.) (a)	500,000	23,505
		98,240
Multiline Retail - 0.8%
Kohl's Corp. (a)	500,000	34,250
Specialty Retail - 2.2%
Aeropostale, Inc.	1,453,600	21,077
Christopher & Banks Corp. (a)	607,600	16,557
Lowe's Companies, Inc.	513,500	21,310
PETsMART, Inc. (a)	1,530,000	28,229
Williams-Sonoma, Inc. (a)	500,000	13,170
		100,343
TOTAL CONSUMER DISCRETIONARY		281,222
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Dean Foods Co. (a)	497,000	18,464
ENERGY - 4.8%
Energy Equipment & Services - 4.0%
BJ Services Co. (a)	616,000	20,605
Cooper Cameron Corp. (a)	462,000	23,682
ENSCO International, Inc.	374,500	10,479
Maverick Tube Corp. (a)	194,600	2,497
Nabors Industries Ltd. (a)	253,000	8,956
Noble Corp. (a)	465,300	15,797
Patterson-UTI Energy, Inc. (a)	413,400	11,993
Rowan Companies, Inc.	324,200	6,905
Smith International, Inc. (a)	943,470	32,078
Weatherford International Ltd. (a)	1,129,735	45,574
		178,566
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 0.8%
Burlington Resources, Inc.	415,000	$ 17,480
EOG Resources, Inc.	178,300	6,913
Murphy Oil Corp.	142,700	12,235
		36,628
TOTAL ENERGY		215,194
FINANCIALS - 2.2%
Diversified Financials - 2.2%
Merrill Lynch & Co., Inc.	1,688,000	73,428
Morgan Stanley	600,000	27,144
		100,572
HEALTH CARE - 25.1%
Biotechnology - 11.5%
Abgenix, Inc. (a)	450,500	4,176
Amgen, Inc. (a)	1,300,000	61,360
Celgene Corp. (a)	398,100	9,793
Cephalon, Inc. (a)	886,000	48,553
Gilead Sciences, Inc. (a)	1,600,000	63,168
Human Genome Sciences, Inc. (a)	887,980	9,466
IDEC Pharmaceuticals Corp. (a)	5,328,750	175,313
ImClone Systems, Inc. (a)	1,044,670	14,343
MedImmune, Inc. (a)	2,947,128	77,745
Millennium Pharmaceuticals, Inc. (a)	4,151,478	41,556
Neurocrine Biosciences, Inc. (a)	38,500	1,774
OSI Pharmaceuticals, Inc. (a)	397,000	8,571
		515,818
Health Care Equipment & Supplies - 4.1%
Biomet, Inc.	2,705,000	74,388
Guidant Corp. (a)	15,030	450
Medtronic, Inc.	1,049,846	49,080
St. Jude Medical, Inc. (a)	1,769,700	61,621
		185,539
Health Care Providers & Services - 3.1%
Andrx Corp. (a)	582,890	8,452
Anthem, Inc. (a)	587,474	34,808
Community Health Systems, Inc. (a)	290,400	5,968
McKesson Corp.	470,300	12,190
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Priority Healthcare Corp. Class B (a)	1,003,100	$ 22,088
Triad Hospitals, Inc. (a)	194,100	5,852
UnitedHealth Group, Inc.	502,000	40,888
Wellpoint Health Networks, Inc. (a)	172,500	11,356
		141,602
Pharmaceuticals - 6.4%
Adolor Corp. (a)	300,000	4,275
Barr Laboratories, Inc. (a)	644,400	42,550
Forest Laboratories, Inc. (a)	1,421,400	152,559
King Pharmaceuticals, Inc. (a)	4,630,000	87,877
		287,261
TOTAL HEALTH CARE		1,130,220
INDUSTRIALS - 4.6%
Airlines - 1.1%
Southwest Airlines Co.	3,000,000	49,800
Commercial Services & Supplies - 3.5%
Manpower, Inc.	1,600,500	59,651
Robert Half International, Inc. (a)	4,955,800	97,381
		157,032
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	312	0
TOTAL INDUSTRIALS		206,832
INFORMATION TECHNOLOGY - 35.3%
Communications Equipment - 7.3%
Brocade Communications Systems, Inc. (a)	4,507,000	25,645
CIENA Corp. (a)	2,322,339	15,444
Cisco Systems, Inc. (a)	2,633,400	39,290
Enterasys Networks, Inc. (a)	8,300,000	13,695
Juniper Networks, Inc. (a)	3,000,000	29,220
Lucent Technologies, Inc. (a)	11,065,755	19,365
Nortel Networks Corp. (a)	17,045,400	33,246
Polycom, Inc. (a)	3,451,009	39,376
Telefonaktiebolaget LM Ericsson ADR (a)	8,968,080	88,156
Tellium, Inc. (a)	4,589,042	3,258
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Terayon Communication Systems, Inc. (a)	500,000	$ 1,190
UTStarcom, Inc. (a)	1,000,000	20,550
		328,435
Computers & Peripherals - 1.9%
Dell Computer Corp. (a)	658,000	18,799
EMC Corp. (a)	5,892,200	42,718
Hewlett-Packard Co.	500,000	9,740
Network Appliance, Inc. (a)	207,600	2,879
Sun Microsystems, Inc. (a)	3,000,000	12,873
		87,009
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	601,100	11,667
Internet Software & Services - 5.4%
Openwave Systems, Inc. (a)	2,470,272	7,436
Overture Services, Inc. (a)	1,477,900	40,614
Vignette Corp. (a)	4,432,994	7,270
Vitria Technology, Inc. (a)(d)	8,116,000	9,009
webMethods, Inc. (a)(d)	4,039,972	38,986
Yahoo!, Inc. (a)	7,638,100	139,548
		242,863
Semiconductor Equipment & Products - 9.9%
Altera Corp. (a)	800,000	11,624
Analog Devices, Inc. (a)	900,100	27,624
Atmel Corp. (a)	8,000,000	28,080
Conexant Systems, Inc. (a)	5,488,200	12,519
Integrated Device Technology, Inc. (a)	2,999,500	32,245
International Rectifier Corp. (a)	740,800	18,490
Intersil Corp. Class A (a)	4,224,900	73,049
KLA-Tencor Corp. (a)	800,000	35,336
LSI Logic Corp. (a)	2,500,000	20,725
Microchip Technology, Inc.	1,305,500	37,546
Micron Technology, Inc. (a)	2,300,000	36,363
Novellus Systems, Inc. (a)	500,000	18,145
NVIDIA Corp. (a)	1,909,440	32,709
Silicon Image, Inc. (a)	500,000	3,495
Silicon Laboratories, Inc. (a)	487,967	14,297
Skyworks Solutions, Inc. (a)	500,000	6,025
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Teradyne, Inc. (a)	500,000	$ 8,195
Xilinx, Inc. (a)	1,126,800	27,764
		444,231
Software - 10.5%
BEA Systems, Inc. (a)	14,148,641	156,187
Cadence Design Systems, Inc. (a)	500,000	7,210
Legato Systems, Inc. (a)	2,641,060	14,264
Mercury Interactive Corp. (a)	424,000	14,196
Microsoft Corp. (a)	249,700	14,438
NetIQ Corp. (a)	2,454,797	42,591
Network Associates, Inc. (a)	3,296,800	60,167
Numerical Technologies, Inc. (a)	1,135,800	5,111
PeopleSoft, Inc. (a)	3,533,200	69,392
Rational Software Corp. (a)	500,000	4,625
Siebel Systems, Inc. (a)	1,500,000	12,765
VERITAS Software Corp. (a)	3,872,200	70,397
		471,343
TOTAL INFORMATION TECHNOLOGY		1,585,548
MATERIALS - 0.4%
Metals & Mining - 0.4%
Massey Energy Corp.	372,900	3,300
Newmont Mining Corp. Holding Co.	561,000	13,133
		16,433
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 1.6%
Qwest Communications International, Inc. (a)	11,988,600	58,025
Sprint Corp. - FON Group	1,000,000	14,580
TeraBeam Networks (e)	66,400	17
		72,622
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.6%
Nextel Communications, Inc. Class A (a)	9,050,000	$ 124,438
Sprint Corp. - PCS Group Series 1 (a)	6,793,600	39,131
		163,569
TOTAL TELECOMMUNICATION SERVICES		236,191
TOTAL COMMON STOCKS (Cost $4,720,707)		3,790,676
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Chorum Technologies Series E (e)	96,800	97
Lucent Technologies, Inc. $80.00	20,000	12,948
Procket Networks, Inc. Series C (e)	1,544,677	772
		13,817
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (e)	769,230	0
TOTAL CONVERTIBLE PREFERRED STOCKS		13,817
Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Atheros Communications, Inc. Series C (e)	773,993	3,150
TOTAL PREFERRED STOCKS (Cost $32,804)		16,967
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Peregrine Systems, Inc. 5.5% 11/15/07 (c) (Cost $4,264)	$ 10,000	$ 3,050
Money Market Funds - 18.2%
	Shares
Fidelity Cash Central Fund, 1.47% (b)	674,795,619	674,796
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	144,852,300	144,852
TOTAL MONEY MARKET FUNDS (Cost $819,648)		819,648
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $5,577,423)		4,630,341
NET OTHER ASSETS - (3.0)%		(135,122)
NET ASSETS - 100%		$ 4,495,219
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Affiliated company
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc. Series C	4/18/01	$ 5,000
Chorum Technologies Series E	9/19/00	$ 1,669
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,255
TeraBeam Networks	4/7/00	$ 249
Yipes Communications Group, Inc. Series C	1/31/01	$ 5,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,917,322,000 and $6,530,931,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,030,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,036,000 or 0.1% of net assets.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $11,525,042,000 of which $8,287,843,000 and $3,237,199,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $1,086,387,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $135,462) (cost $5,577,423) - See accompanying schedule		$ 4,630,341
Receivable for investments sold		57,261
Receivable for fund shares sold		6,610
Dividends receivable		245
Interest receivable		271
Redemption fees receivable		3
Other receivables		3,397
Total assets		4,698,128

Liabilities
Payable to custodian bank	$ 2,312
Payable for investments purchased	48,667
Payable for fund shares redeemed	6,688
Accrued management fee	178
Other payables and accrued expenses	212
Collateral on securities loaned, at value	144,852
Total liabilities		202,909

Net Assets		$ 4,495,219
Net Assets consist of:
Paid in capital		$ 18,159,004
Undistributed net investment income		14
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,716,768)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(947,031)
Net Assets, for 369,374 shares outstanding		$ 4,495,219
Net Asset Value, offering price and redemption price per share ($4,495,219 ÷ 369,374 shares)		$ 12.17

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 5,221
Interest		3,012
Security lending		477
Total income		8,710

Expenses
Management fee Basic fee	$ 33,430
Performance adjustment	(24,419)
Transfer agent fees	22,879
Accounting and security lending fees	695
Non-interested trustees' compensation	37
Custodian fees and expenses	133
Audit	72
Legal	40
Miscellaneous	1,172
Total expenses before reductions	34,039
Expense reductions	(4,813)	29,226
Net investment income (loss)		(20,516)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(504,411) on sales of investments in affiliated issuers)	(3,413,372)
Foreign currency transactions	(2)
Total net realized gain (loss)		(3,413,374)
Change in net unrealized appreciation (depreciation) on: Investment securities	813,419
Assets and liabilities in foreign currencies	63
Total change in net unrealized appreciation (depreciation)		813,482
Net gain (loss)		(2,599,892)
Net increase (decrease) in net assets resulting from operations		$ (2,620,408)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (20,516)	$ (66,760)
Net realized gain (loss)	(3,413,374)	(8,225,908)
Change in net unrealized appreciation (depreciation)	813,482	1,973,873
Net increase (decrease) in net assets resulting from operations	(2,620,408)	(6,318,795)
Distributions to shareholders from net realized gain	-	(2,268,881)
Share transactions Net proceeds from sales of shares	1,314,943	2,758,418
Reinvestment of distributions	-	2,226,381
Cost of shares redeemed	(1,642,817)	(3,567,592)
Net increase (decrease) in net assets resulting from share transactions	(327,874)	1,417,207
Redemption fees	1,800	4,686
Total increase (decrease) in net assets	(2,946,482)	(7,165,783)

Net Assets
Beginning of period	7,441,701	14,607,484
End of period (including undistributed net investment income of $14 and $0, respectively)	$ 4,495,219	$ 7,441,701
Other Information Shares
Sold	93,514	105,040
Issued in reinvestment of distributions	-	61,947
Redeemed	(116,062)	(139,089)
Net increase (decrease)	(22,548)	27,898

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.99	$ 40.13	$ 53.05	$ 29.86	$ 29.68
Income from Investment Operations
Net investment income (loss) B	(.05)	(.17)	(.32)	(.23)	(.18)
Net realized and unrealized gain (loss)	(6.77)	(14.72)	(8.03)	26.12	6.44
Total from investment operations	(6.82)	(14.89)	(8.35)	25.89	6.26
Distributions from net realized gain	-	(6.26)	(4.61)	(2.72)	(6.08)
Redemption fees added to paid in capital B	-	.01	.04	.02	-
Net asset value, end of period	$ 12.17	$ 18.99	$ 40.13	$ 53.05	$ 29.86
Total ReturnA	(35.91)%	(44.42)%	(17.94)%	93.91%	27.89%
Ratios to Average Net AssetsC
Expenses before expense reductions	.65%	.97%	.91%	.99%	1.08%
Expenses net of voluntary waivers, if any	.65%	.97%	.91%	.99%	1.08%
Expenses net of all reductions	.55%	.92%	.89%	.97%	1.05%
Net investment income (loss)	(.39)%	(.64)%	(.55)%	(.58)%	(.67)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,495	$ 7,442	$ 14,607	$ 11,583	$ 2,511
Portfolio turnover rate	114%	118%	176%	186%	199%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Aggressive Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 530,874
Unrealized depreciation	(1,583,229)
Net unrealized appreciation (depreciation)	(1,052,355)
Capital loss carryforward	(11,525,042)
Total Distributable earnings	$ (12,577,397)
Cost for federal income tax purposes	$ 5,682,696

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.5% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .17% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .43% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,850 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,673 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $137, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
NetlQ	$ -	$ 39,212	$ -	$ -
Optimal Robotics Corp. Class A	-	13,005	-	-
Peregrine Systems, Inc.	9,959	90,863	-	-
Redback Network, Inc	7,886	46,758	-	-
Vignette Corp.	-	255,028	-	-
Vitria Technology, Inc.	4,335	-	-	9,009
webMethods, Inc.	10,703	125,280	-	38,986
TOTALS	$ 32,883	$ 570,146	$ -	$ 47,995

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Aggressive Growth Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 10, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Aggressive Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment:1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of Lucas Varity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (43)

Year of Election or Appointment: 2002

Vice President of Aggressive Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Aggressive Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Aggressive Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Aggressive Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1990 Assistant Treasurer of Aggressive Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Aggressive Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Aggressive Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Aggressive Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 17, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes	% of Votes
Affirmative	13,091,755,154.83	89.363
Against	699,153,631.74	4.772
Abstain	859,157,186.22	5.865
TOTAL	14,650,065,972.79	100.00
PROPOSAL 2
To authorize the Trustees to increase the maximum number of Trustess.*
	# of Votes	% of Votes
Affirmative	12,221,809,798.77	83.425
Against	1,707,733,087.90	11.657
Abstain	720,523,086.12	4.918
TOTAL	14,650,065,972.79	100.00
PROPOSAL 3
To authorize the Trustees to clarify the scope of the Trustees' authority regarding mergers, consolidations, incorporations and reorganizations.*
	# of Votes	% of Votes
Affirmative	13,057,474,257.61	89.129
Against	836,451,766.64	5.710
Abstain	756,139,948.54	5.161
TOTAL	14,650,065,972.79	100.00
PROPOSAL 4
To authorize the Trustees to enter into management contracts on behalf of a new fund.*
	# of Votes	% of Votes
Affirmative	12,676,602,811.76	86.529
Against	1,149,542,849.78	7.847
Abstain	823,920,311.25	5.624
TOTAL	14,650,065,972.79	100.00
PROPOSAL 5
To elect the thirteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	13,686,094,489.33	93.420
Withheld	963,971,483.46	6.580
TOTAL	14,650,065,972.79	100.00
Ralph F. Cox
Affirmative	13,669,046,367.86	93.304
Withheld	981,019,604.93	6.696
TOTAL	14,650,065,972.79	100.00
Phyllis Burke Davis
Affirmative	13,643,048,635.22	93.126
Withheld	1,007,017,337.57	6.874
TOTAL	14,650,065,972.79	100.00
Robert M. Gates
Affirmative	13,678,182,685.78	93.366
Withheld	971,883,287.01	6.634
TOTAL	14,650,065,972.79	100.00
Abigail P. Johnson
Affirmative	13,657,920,533.62	93.228
Withheld	992,145,439.17	6.772
TOTAL	14,650,065,972.79	100.00
Edward C. Johnson 3d
Affirmative	13,658,367,219.61	93.231
Withheld	991,698,753.18	6.769
TOTAL	14,650,065,972.79	100.00
Donald J. Kirk
Affirmative	13,676,740,463.43	93.356
Withheld	973,325,509.36	6.644
TOTAL	14,650,065,972.79	100.00
*Denotes trust-wide proposals and voting results.
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	13,682,555,463.81	93.396
Withheld	967,510,508.98	6.604
TOTAL	14,650,065,972.79	100.00
Ned C. Lautenbach
Affirmative	13,692,000,386.22	93.460
Withheld	958,065,586.57	6.540
TOTAL	14,650,065,972.79	100.00
Peter S. Lynch
Affirmative	13,695,310,842.96	93.483
Withheld	954,755,129.83	6.517
TOTAL	14,650,065,972.79	100.00
Marvin L. Mann
Affirmative	13,679,688,241.73	93.376
Withheld	970,377,731.06	6.624
TOTAL	14,650,065,972.79	100.00
William O. McCoy
Affirmative	13,678,675,505.17	93.369
Withheld	971,390,467.62	6.631
TOTAL	14,650,065,972.79	100.00
William S. Stavropoulos
Affirmative	13,650,906,326.81	93.180
Withheld	999,159,645.98	6.820
TOTAL	14,650,065,972.79	100.00
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes	% of Votes
Affirmative	2,562,247,956.50	86.407
Against	217,845,745.37	7.346
Abstain	185,237,930.06	6.247
TOTAL	2,965,331,631.93	100.00
PROPOSAL 7
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes	% of Votes
Affirmative	2,554,474,247.95	86.145
Against	224,850,156.49	7.582
Abstain	186,007,227.49	6.273
TOTAL	2,965,331,631.93	100.00
PROPOSAL 8
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes	% of Votes
Affirmative	2,446,564,394.62	82.506
Against	225,770,931.78	8.625
Abstain	183,489,958.04	6.188
Broker Non-Votes	79,506,347.49	2.681
TOTAL	2,965,331,631.93	100.00
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	2,420,211,209.22	81.617
Against	280,995,465.29	9.476
Abstain	184,618,609.93	6.226
Broker Non-Votes	79,506,347.49	2.681
TOTAL	2,965,331,631.93	100.00

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

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Contrafund ®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FEG-ANN-0103 335746
1.539208.105

Fidelity®

Growth Company

Fund

Annual Report

November 30, 2002

(2_fidelity_logos)

(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Growth Company	-25.54%	18.59%	167.31%
Russell 3000® Growth	-22.52%	-12.02%	100.01%
Growth Funds Average	-18.96%	0.04%	124.67%
Multi-Cap Growth Funds Average	-23.03%	-0.01%	117.87%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Growth Company	-25.54%	3.47%	10.33%
Russell 3000 Growth	-22.52%	-2.53%	7.18%
Growth Funds Average	-18.96%	-0.41%	7.91%
Multi-Cap Growth Funds Average	-23.03%	-0.51%	7.59%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Company Fund on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Growth Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Steven Wymer, Portfolio Manager of Fidelity Growth Company Fund

Q. How did the fund perform, Steve?

A. For the 12 months ending November 30, 2002, the fund was down 25.54%. In comparison, the Russell 3000 Growth Index fell 22.52%, while the growth funds average tracked by Lipper Inc. fell 18.96%.

Q. Why did the fund underperform its benchmarks?

A. Historically, I have managed the fund in a little bit more of an aggressive fashion than the index and the fund's peers. While that has benefited the fund handsomely during rising equity markets, it's also handicapped the fund's performance to some degree during periods of weakness. During the past year, the economy remained sluggish, corporate earnings slowed and investors generally weren't willing to reward companies in the higher growth industries - such as technology and biotechnology - that this fund emphasized. Instead, investors generally preferred the safety of stocks with more stable earnings growth, such as those in the food, beverage and tobacco areas. While good stock picking in technology enhanced the fund's relative return, it was more than offset by ineffective stock picking in the pharmaceuticals and biotechnology areas.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What pressured biotech stocks?

A. During the first half of the period, a number of stocks were hurt by some high-profile regulatory decisions that delayed the approval of new drugs. These decisions caused setbacks to fund holdings ImClone Systems, Sepracor, ICOS and Transkaryotic Therapies, and raised near-term uncertainty about the entire sector. In particular, concerns intensified about how cooperative the Food and Drug Administration would be toward these companies going forward. These delays subsequently tainted the entire sector's performance, most notably stocks of companies without earnings and valued solely on the basis of their product pipelines.

Q. Did you pursue any new strategies during the past six months?

A. I reduced or eliminated some consumer nondurables, including Coca-Cola, Philip Morris and Gillette, which had served us well. I felt the assets tied up in this stable growth sector now could be better invested in stocks with higher growth prospects. I found several appealing opportunities in the wireless communications industry, for example, where some favorable trends are underway. Among them, service providers are gaining market share from customers who are substituting landline telephone service with cellular service. Second, there is a potential source of higher demand for cellular service because a growing number of equipment makers are offering handsets that accommodate color displays and increased data rates. Finally, investors generally have a poor outlook on the sector, which has reduced the valuations of some stocks to very attractive levels. Specifically, I increased the fund's holdings in AT&T Wireless, Nextel Communications and QUALCOMM, and they contributed to the fund's performance, while another holding, Sprint PCS, performed poorly.

Q. What else worked out well?

A. Maintaining a higher exposure to consumer durables and apparel stocks was helpful. Strong-performing accessory clothing companies Coach and Adidas-Salomon helped our collective holdings in the group appreciate 32%, compared to a gain of 15% for comparable positions in the index. Top contributors such as Amazon.com and Yahoo! benefited from investors' realization that Internet companies can be profitable, though Internet recruiting firm TMP Worldwide's business proved less efficient, and the stock tumbled.

Q. What's your outlook for 2003?

A. There are a number of factors that are fostering uncertainty in the equity markets. Among them, the possibility of a U.S. war with Iraq and the ongoing threat of terrorism appear to be at the forefront of the average investor's mind. A sustained upswing in the economy and more consistent corporate earnings growth would go a long way toward easing investors' concerns. Until this veil of uncertainty is lifted, I expect the equity market to remain volatile. That said, I will continue tweaking the fund's positioning with an eye toward stocks that could be good long-term performers, while being mindful of the short-term risk that typically comes with owning higher-growth stocks.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks of companies with above-average growth potential

Fund number: 025

Trading symbol: FDGRX

Start date: January 17, 1983

Size: as of November 30, 2002, more than $16.4 billion

Manager: Steven Wymer, since 1997; manager, Fidelity Dividend Growth Fund, 1995-
1997; several Fidelity Select Portfolios, 1990-1994; joined Fidelity in 1989

3

Steve Wymer on managing the fund:

"My goal in managing the fund is to outperform its index and peer group in all types of market climates. In the past, the fund generally has done relatively well during periods of strength in the broader equity market. More recently, however, the fund has lagged its benchmarks during a prolonged period of equity market weakness that has been particularly damaging to growth stocks. While this recent underperformance has been disappointing, I've continued to tweak the composition of the portfolio in search of a mix of growth stocks - such as apparel firm Coach and software maker BEA Systems - in various sectors that have unique products and could allow the fund to outperform both in up and down markets.

"I was encouraged by the fund's performance during the last three months of the period, when equity investors appeared more optimistic about stock investing and the economy. During this stretch, the fund returned 10.88%, handily outperforming the Russell 3000 Growth Index and the Lipper growth funds average, which returned 3.41% and 2.39%, respectively. With the aid of recent additions, the aim of the fund is to perform better in both up and down markets."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.8	4.8
Pfizer, Inc.	2.7	1.4
General Electric Co.	2.2	1.4
QUALCOMM, Inc.	2.0	0.9
Intel Corp.	1.7	2.5
BEA Systems, Inc.	1.7	1.4
JCPenney Co., Inc.	1.7	2.3
Coach, Inc.	1.6	1.2
Dell Computer Corp.	1.6	1.5
Network Appliance, Inc.	1.6	1.3
	21.6
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.7	28.6
Health Care	24.5	21.6
Consumer Discretionary	16.2	17.9
Industrials	7.8	7.9
Financials	5.8	5.9
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
Stocks	99.5%	Stocks	99.5%
Short-Term Investments and Net Other Assets	0.5%	Short-Term Investments and Net Other Assets	0.5%
* Foreign investments	5.1%	** Foreign investments	3.1%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.2%
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc. (a)	2,070,000	$ 61,686
Krispy Kreme Doughnuts, Inc. (a)	215,000	8,063
McDonald's Corp.	4,845,200	89,636
Starbucks Corp. (a)	624,200	13,570
Wynn Resorts Ltd.	750,000	9,615
		182,570
Household Durables - 0.8%
LG Electronics, Inc. (a)	900,000	36,491
Newell Rubbermaid, Inc.	325,000	10,309
Sharp Corp.	1,700,000	18,445
Tupperware Corp. (c)	3,824,600	65,515
		130,760
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	6,680,000	155,978
eBay, Inc. (a)	1,535,000	105,838
USA Interactive (a)	1,000	28
		261,844
Media - 3.2%
AOL Time Warner, Inc. (a)	7,478,150	122,417
General Motors Corp. Class H (a)	775,000	9,052
Liberty Media Corp.:
rights 12/2/02 (a)	620,400	2,854
Class A (a)	15,510,000	163,786
Pixar (a)	975,000	56,297
TMP Worldwide, Inc. (a)	2,455,300	35,774
Viacom, Inc. Class B (non-vtg.) (a)	2,241,977	105,395
Walt Disney Co.	1,236,500	24,507
		520,082
Multiline Retail - 3.7%
Costco Wholesale Corp. (a)	360,800	11,654
JCPenney Co., Inc.	11,751,900	278,873
Kohl's Corp. (a)	625,000	42,813
Target Corp.	1,320,000	45,910
Wal-Mart Stores, Inc.	4,226,700	228,918
		608,168
Specialty Retail - 2.7%
Bed Bath & Beyond, Inc. (a)	349,200	12,114
CDW Computer Centers, Inc. (a)	30,000	1,529
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gap, Inc.	1,067,825	$ 16,968
Home Depot, Inc.	4,586,150	121,166
Linens 'N Things, Inc. (a)	1,459,600	36,300
Lowe's Companies, Inc.	1,100,400	45,667
Office Depot, Inc. (a)	510,000	9,032
Staples, Inc. (a)	10,347,068	199,698
		442,474
Textiles Apparel & Luxury Goods - 3.1%
Adidas-Salomon AG (c)	2,965,000	243,476
Coach, Inc. (a)(c)	7,891,300	268,462
NIKE, Inc. Class B	152,000	6,807
		518,745
TOTAL CONSUMER DISCRETIONARY		2,664,643
CONSUMER STAPLES - 5.8%
Beverages - 2.1%
Coca-Cola Enterprises, Inc.	1,980,000	42,154
PepsiCo, Inc.	3,331,640	141,528
The Coca-Cola Co.	3,417,500	155,975
		339,657
Food & Drug Retailing - 0.0%
CVS Corp.	108,890	2,927
Food Products - 1.4%
Archer-Daniels-Midland Co.	11,794,031	157,214
ConAgra Foods, Inc.	1,125,000	27,416
Dean Foods Co. (a)	50,000	1,858
Fresh Del Monte Produce, Inc.	135,000	3,092
Kraft Foods, Inc. Class A	349,600	13,131
Sara Lee Corp.	315,000	7,349
Tyson Foods, Inc. Class A	1,416,657	16,717
Wm. Wrigley Jr. Co.	20,000	1,076
		227,853
Household Products - 0.7%
Colgate-Palmolive Co.	575,000	29,549
Kimberly-Clark Corp.	581,600	29,266
Procter & Gamble Co.	582,800	48,955
		107,770
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 1.1%
Avon Products, Inc.	485,000	$ 24,905
Gillette Co.	5,404,596	163,867
		188,772
Tobacco - 0.5%
Philip Morris Companies, Inc.	2,033,380	76,699
TOTAL CONSUMER STAPLES		943,678
ENERGY - 3.7%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	4,052,500	132,679
Diamond Offshore Drilling, Inc.	820,000	18,401
Noble Corp. (a)	625,000	21,219
Schlumberger Ltd. (NY Shares)	2,514,600	111,271
Weatherford International Ltd. (a)	1,760,120	71,003
		354,573
Oil & Gas - 1.6%
Anadarko Petroleum Corp.	1,839,600	86,829
ConocoPhillips	501,844	23,993
Devon Energy Corp.	1,000,000	45,790
EOG Resources, Inc.	1,200,000	46,524
Noble Energy, Inc.	425,000	15,729
Premcor, Inc.	1,851,000	38,223
		257,088
TOTAL ENERGY		611,661
FINANCIALS - 5.8%
Banks - 1.3%
Bank One Corp.	2,890,000	114,126
NetBank, Inc. (a)	882,504	8,640
Synovus Financial Corp.	1,976,900	41,179
U.S. Bancorp, Delaware	874,256	19,146
Wells Fargo & Co.	750,000	34,658
		217,749
Diversified Financials - 2.4%
American Express Co.	647,548	25,209
Charles Schwab Corp.	11,108,375	128,191
Citigroup, Inc.	1,395,197	54,245
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Fannie Mae	1,674,300	$ 105,565
Freddie Mac	1,275,350	73,511
State Street Corp.	310,000	13,950
		400,671
Insurance - 2.1%
Allstate Corp.	1,705,000	66,546
American International Group, Inc.	3,488,750	227,292
Prudential Financial, Inc.	1,463,000	44,007
		337,845
TOTAL FINANCIALS		956,265
HEALTH CARE - 24.5%
Biotechnology - 9.7%
Abgenix, Inc. (a)(c)	6,040,500	55,995
Alexion Pharmaceuticals, Inc. (a)(c)	1,809,740	31,725
Amgen, Inc. (a)	2,485,000	117,292
Applera Corp. - Celera Genomics Group (a)	7,159,848	80,691
Biogen, Inc. (a)	75,000	3,311
Celgene Corp. (a)(c)	7,855,180	193,237
CV Therapeutics, Inc. (a)(c)	1,697,000	39,387
EntreMed, Inc. (a)	792,802	1,150
Exelixis, Inc. (a)(c)	3,405,000	30,849
Genentech, Inc. (a)	255,400	8,428
Geneprot, Inc. (d)	1,373,363	4,807
Gilead Sciences, Inc. (a)	1,955,000	77,183
Human Genome Sciences, Inc. (a)(c)	11,395,010	121,471
ICOS Corp. (a)	1,784,480	56,639
IDEC Pharmaceuticals Corp. (a)	244,164	8,033
ImClone Systems, Inc. (a)	3,345,074	45,928
Immunomedics, Inc. (c)	4,987,700	36,660
MedImmune, Inc. (a)	3,677,800	97,020
Millennium Pharmaceuticals, Inc. (a)	10,074,377	100,845
Myriad Genetics, Inc. (a)	724,000	13,770
Neurocrine Biosciences, Inc. (a)	1,398,908	64,462
OSI Pharmaceuticals, Inc. (a)(c)	3,612,530	77,995
Regeneron Pharmaceuticals, Inc. (a)(c)	3,857,000	83,504
Tanox, Inc. (a)	1,976,000	21,835
Telik, Inc. (a)	1,060,000	13,685
Transkaryotic Therapies, Inc. (a)(c)	3,334,188	31,675
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Tularik, Inc. (a)(c)	3,736,000	$ 35,828
Vertex Pharmaceuticals, Inc. (a)(c)	7,470,387	138,800
		1,592,205
Health Care Equipment & Supplies - 2.7%
Applera Corp. - Applied Biosystems Group	2,077,800	45,421
Baxter International, Inc.	260,000	8,317
Boston Scientific Corp. (a)	4,974,000	208,908
Cerus Corp. (a)(c)	1,460,500	35,578
Medtronic, Inc.	2,124,964	99,342
Thoratec Corp. (a)	2,435,000	21,160
Zimmer Holdings, Inc. (a)	730,970	27,514
		446,240
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	294,957	18,152
Caremark Rx, Inc. (a)	250,000	4,415
Cerner Corp. (a)(c)	3,029,100	99,688
Eclipsys Corp. (a)(c)	4,333,100	22,489
Health Management Associates, Inc. Class A	800,000	14,024
McKesson Corp.	1,125,000	29,160
Per-Se Technologies, Inc. warrants 7/8/03 (a)	38,410	1
Tenet Healthcare Corp. (a)	11,500	212
UnitedHealth Group, Inc.	386,400	31,472
WebMD Corp. (a)(c)	17,079,573	146,201
Wellpoint Health Networks, Inc. (a)	170,000	11,191
		377,005
Pharmaceuticals - 9.8%
Abbott Laboratories	2,515,200	110,115
Allergan, Inc.	500,000	29,395
Barr Laboratories, Inc. (a)	952,300	62,880
Bristol-Myers Squibb Co.	1,209,700	32,057
Eli Lilly & Co.	1,150,000	78,545
Forest Laboratories, Inc. (a)	160,000	17,173
Johnson & Johnson	2,103,200	119,924
Merck & Co., Inc.	3,424,300	203,438
NPS Pharmaceuticals, Inc. (a)(c)	3,002,000	88,739
Pfizer, Inc.	13,770,000	434,306
Schering-Plough Corp.	7,288,000	165,146
Scios, Inc. (a)(c)	3,260,000	107,058
Sepracor, Inc. (a)(c)	8,061,760	77,070
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. (a)	1,225,000	$ 36,738
Wyeth	925,200	35,555
		1,598,139
TOTAL HEALTH CARE		4,013,589
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.8%
Boeing Co.	75,000	2,550
L-3 Communications Holdings, Inc. (a)	159,900	7,186
Lockheed Martin Corp.	725,100	37,850
Raytheon Co.	2,615,000	76,280
		123,866
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	479,800	30,400
Airlines - 2.3%
Alaska Air Group, Inc. (a)	1,255,800	26,585
JetBlue Airways Corp.	1,107,192	40,988
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	3,230,000	24,726
sponsored ADR (a)	1,066,800	46,737
SkyWest, Inc. (c)	4,084,400	55,589
Southwest Airlines Co.	11,316,763	187,858
		382,483
Commercial Services & Supplies - 0.2%
CheckFree Corp. (a)	442,500	8,669
First Data Corp.	300,000	10,392
Hewitt Associates, Inc.	324,000	10,229
Sabre Holdings Corp. Class A (a)	150,000	3,264
		32,554
Industrial Conglomerates - 2.8%
3M Co.	800,000	103,880
General Electric Co.	13,375,000	362,463
		466,343
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.5%
AGCO Corp. (a)(c)	4,051,100	$ 97,794
Deere & Co.	2,929,900	149,864
		247,658
TOTAL INDUSTRIALS		1,283,304
INFORMATION TECHNOLOGY - 32.6%
Communications Equipment - 4.5%
Adaptec, Inc. (a)	1,290,000	8,695
Brocade Communications Systems, Inc. (a)	243,800	1,387
CIENA Corp. (a)	1,650,000	10,973
Cisco Systems, Inc. (a)	17,061,100	254,552
Corning, Inc. (a)	6,750,000	29,903
Extreme Networks, Inc. (a)	24,600	111
Finisar Corp. (a)(c)	11,295,000	17,168
Harris Corp.	62,500	1,683
Motorola, Inc.	1,400,000	15,932
NMS Communications Corp. (a)(c)	3,359,798	6,787
Nokia Corp. sponsored ADR	1,585,000	30,448
Polycom, Inc. (a)	1,269,800	14,488
Powerwave Technologies, Inc. (a)	235,000	1,546
Proxim Corp. Class A (a)	4,324,746	5,882
QUALCOMM, Inc. (a)	7,914,200	326,223
Sonus Networks, Inc. (a)	5,263,270	7,579
Telefonaktiebolaget LM Ericsson ADR (a)	675,000	6,635
		739,992
Computers & Peripherals - 5.0%
Avid Technology, Inc. (a)	450,000	8,829
Dell Computer Corp. (a)	9,395,600	268,432
Hewlett-Packard Co.	3,190,000	62,141
Imation Corp. (a)	430,000	17,699
International Business Machines Corp.	1,049,800	91,438
Lexmark International, Inc. Class A (a)	261,900	17,322
Network Appliance, Inc. (a)(c)	18,472,208	256,210
Pinnacle Systems, Inc. (a)	1,081,445	15,281
SanDisk Corp. (a)	2,990,800	82,995
Sun Microsystems, Inc. (a)	1,491,500	6,400
		826,747
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	2,857,300	$ 55,460
Lexar Media, Inc. (a)	636,000	4,668
Photon Dynamics, Inc. (a)(c)	1,181,000	41,630
Sanmina-SCI Corp. (a)	1,010,000	4,848
Symbol Technologies, Inc.	4,692,000	48,281
		154,887
Internet Software & Services - 1.6%
Ariba, Inc. (a)	3,400,000	14,178
Hotels.com Class A (a)	495,000	36,046
Yahoo!, Inc. (a)	11,705,670	213,863
		264,087
Semiconductor Equipment & Products - 11.5%
Advanced Micro Devices, Inc. (a)	225,000	1,913
Altera Corp. (a)	2,079,400	30,214
Analog Devices, Inc. (a)	3,970,600	121,858
Applied Materials, Inc. (a)	5,800,400	98,897
Atmel Corp. (a)	600,000	2,106
Cree, Inc. (a)(c)	3,876,250	91,712
Cypress Semiconductor Corp. (a)	2,202,950	19,033
Genesis Microchip, Inc. (a)(c)	3,000,000	59,700
Integrated Circuit Systems, Inc. (a)	1,172,600	27,298
Integrated Device Technology, Inc. (a)	281,500	3,026
Intel Corp.	13,716,800	286,407
International Rectifier Corp. (a)	800,000	19,968
KLA-Tencor Corp. (a)	1,210,000	53,446
Linear Technology Corp.	625,800	20,795
LSI Logic Corp. (a)	770,000	6,383
Maxim Integrated Products, Inc.	30,400	1,278
Micron Technology, Inc. (a)	291,800	4,613
MIPS Technologies, Inc.:
Class A (a)	1,893,100	5,906
Class B (a)	1,918,127	5,409
National Semiconductor Corp. (a)(c)	11,744,602	238,415
O2Micro International Ltd. (a)(c)	3,643,590	48,095
Power Integrations, Inc. (a)	1,282,500	26,227
Samsung Electronics Co. Ltd.	600,000	194,115
Silicon Image, Inc. (a)	2,055,000	14,364
Silicon Laboratories, Inc. (a)(c)	4,879,200	142,961
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,685,000	$ 15,502
Texas Instruments, Inc.	8,556,000	172,061
Virage Logic Corp. (a)(c)	1,928,590	26,383
Xilinx, Inc. (a)	6,295,100	155,111
		1,893,196
Software - 9.0%
Adobe Systems, Inc.	1,852,400	54,701
BEA Systems, Inc. (a)(c)	25,360,072	279,950
Borland Software Corp. (a)	3,233,300	42,777
Cadence Design Systems, Inc. (a)	686,672	9,902
Macromedia, Inc. (a)	1,320,000	16,170
Magma Design Automation, Inc.	894,700	10,370
Mercury Interactive Corp. (a)	1,175,000	39,339
Microsoft Corp. (a)	13,750,000	795,020
Oracle Corp. (a)	3,015,000	36,632
PeopleSoft, Inc. (a)	3,994,628	78,454
Rational Software Corp. (a)	2,810,000	25,993
Red Hat, Inc. (a)	7,984,943	54,857
Symantec Corp. (a)	173,950	7,607
Synopsys, Inc. (a)	156,160	8,117
VERITAS Software Corp. (a)	600,422	10,916
		1,470,805
TOTAL INFORMATION TECHNOLOGY		5,349,714
MATERIALS - 0.9%
Chemicals - 0.4%
Dow Chemical Co.	735,000	23,447
Minerals Technologies, Inc.	750,000	32,363
Monsanto Co.	527,389	9,277
		65,087
Metals & Mining - 0.5%
Alcoa, Inc.	1,660,000	42,413
Barrick Gold Corp.	737,500	10,819
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Massey Energy Corp.	111,968	$ 991
Nucor Corp.	615,000	30,898
		85,121
TOTAL MATERIALS		150,208
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	200,000	1,220
TeraBeam Networks (d)	104,132	26
		1,246
Wireless Telecommunication Services - 2.1%
AT&T Wireless Services, Inc. (a)	20,955,000	158,210
Nextel Communications, Inc. Class A (a)	8,200,000	112,750
Sprint Corp. - PCS Group Series 1 (a)	10,227,500	58,910
Vodafone Group PLC sponsored ADR	762,660	14,300
		344,170
TOTAL TELECOMMUNICATION SERVICES		345,416
TOTAL COMMON STOCKS (Cost $18,034,534)		16,318,478
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (d)	2,531,390	1,266
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (d)	769,230	0
TOTAL CONVERTIBLE PREFERRED STOCKS		1,266
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Atheros Communications, Inc. Series C (d)	2,321,982	$ 9,450
TOTAL PREFERRED STOCKS (Cost $45,000)		10,716
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 1.47% (b)	81,309,066	81,309
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	353,014,900	353,015
TOTAL MONEY MARKET FUNDS (Cost $434,324)		434,324
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $18,513,858)		16,763,518
NET OTHER ASSETS - (2.1)%		(340,354)
NET ASSETS - 100%		$ 16,423,164
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc. Series C	4/18/01	$ 15,000
Geneprot, Inc.	7/7/00	$ 7,553
Procket Networks, Inc. Series C	2/9/01	$ 25,000
TeraBeam Networks	4/7/00	$ 390
Yipes Communications Group, Inc. Series C	1/31/01	$ 5,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $11,447,023,000 and $11,539,867,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $824,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,549,000 or 0.1% of net assets.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $6,365,715,000 of which $3,874,888,000 and $2,490,827,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $268,188,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $335,882) (cost $18,513,858) - See accompanying schedule		$ 16,763,518
Receivable for investments sold		152,858
Receivable for fund shares sold		24,155
Dividends receivable		10,067
Interest receivable		72
Other receivables		268
Total assets		16,950,938

Liabilities
Payable to custodian bank	$ 2,792
Payable for investments purchased	145,897
Payable for fund shares redeemed	12,423
Accrued management fee	11,544
Other payables and accrued expenses	2,103
Collateral on securities loaned, at value	353,015
Total liabilities		527,774

Net Assets		$ 16,423,164
Net Assets consist of:
Paid in capital		$ 24,981,566
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,808,284)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,750,118)
Net Assets, for 417,373 shares outstanding		$ 16,423,164
Net Asset Value, offering price and redemption price per share ($16,423,164 ÷ 417,373 shares)		$ 39.35

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends (including $12,193 received from affiliated issuers)		$ 124,169
Interest		1,804
Security lending		1,445
Total income		127,418

Expenses
Management fee Basic fee	$ 106,254
Performance adjustment	47,449
Transfer agent fees	46,068
Accounting and security lending fees	1,278
Non-interested trustees' compensation	102
Custodian fees and expenses	498
Audit	114
Legal	159
Miscellaneous	1,573
Total expenses before reductions	203,495
Expense reductions	(6,140)	197,355
Net investment income (loss)		(69,937)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(184,567) on sales of investments in affiliated issuers)	(2,432,345)
Foreign currency transactions	(123)
Total net realized gain (loss)		(2,432,468)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,399,655)
Assets and liabilities in foreign currencies	217
Total change in net unrealized appreciation (depreciation)		(3,399,438)
Net gain (loss)		(5,831,906)
Net increase (decrease) in net assets resulting from operations		$ (5,901,843)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (69,937)	$ (69,999)
Net realized gain (loss)	(2,432,468)	(4,107,071)
Change in net unrealized appreciation (depreciation)	(3,399,438)	(2,488,509)
Net increase (decrease) in net assets resulting from operations	(5,901,843)	(6,665,579)
Distributions to shareholders from net realized gain	-	(2,620,204)
Share transactions Net proceeds from sales of shares	5,857,010	8,164,039
Reinvestment of distributions	-	2,582,507
Cost of shares redeemed	(5,976,489)	(8,095,426)
Net increase (decrease) in net assets resulting from share transactions	(119,479)	2,651,120
Total increase (decrease) in net assets	(6,021,322)	(6,634,663)

Net Assets
Beginning of period	22,444,486	29,079,149
End of period	$ 16,423,164	$ 22,444,486
Other Information Shares
Sold	133,552	139,999
Issued in reinvestment of distributions	-	36,727
Redeemed	(140,833)	(141,031)
Net increase (decrease)	(7,281)	35,695

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 52.85	$ 74.76	$ 74.58	$ 50.22	$ 47.84
Income from Investment Operations
Net investment income (loss) B	(.16)	(.17)	(.28)	(.06)	.11
Net realized and unrealized gain (loss)	(13.34)	(15.03)	7.26	28.25	7.20
Total from investment operations	(13.50)	(15.20)	6.98	28.19	7.31
Distributions from net investment income	-	-	-	(.09)	(.22)
Distributions from net realized gain	-	(6.71)	(6.80)	(3.74)	(4.71)
Total distributions	-	(6.71)	(6.80)	(3.83)	(4.93)
Net asset value, end of period	$ 39.35	$ 52.85	$ 74.76	$ 74.58	$ 50.22
Total Return A	(25.54)%	(22.55)%	9.22%	60.17%	17.55%
Ratios to Average Net Assets C
Expenses before expense reductions	1.12%	.98%	.87%	.74%	.65%
Expenses net of voluntary waivers, if any	1.12%	.98%	.87%	.74%	.65%
Expenses net of all reductions	1.08%	.95%	.85%	.72%	.63%
Net investment income (loss)	(.38)%	(.29)%	(.31)%	(.11)%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 16,423	$ 22,444	$ 29,079	$ 19,222	$ 10,579
Portfolio turnover rate	63%	93%	69%	86%	76%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales, and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 2,800,930	|
Unrealized depreciation	(4,725,429)
Net unrealized appreciation (depreciation)	(1,924,499)
Capital loss carryforward	(6,365,715)
Total Distributable earnings	$ (8,290,214)
Cost for federal income tax purposes	$ 18,688,017

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .84% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,792 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,719 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $418, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
AGCO Corp.	$ 5,710	$ -	$ -	$ 97,794
Abgenix, Inc.	37,938	-	-	55,995
Adidas-Salomon AG	50,276	-	-	243,476
Alaska Air Group, Inc.	22,135	24,591	-	-
Alexion Pharmaceuticals, Inc.	-	-	-	31,725
Ann Taylor Stores Corp.	14,871	28,700	-	-
BEA Systems, Inc.	16,617	-	-	279,950
CV Therapeutics, Inc.	21,868	6,548	-	39,387
Celgene Corp.	6,404	-	-	193,237
Cerner Corp.	46,689	28,402	-	99,688
Cerus Corp.	24,251	-	-	35,578

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Coach, Inc.	$ 13,881	$ 19,393	$ -	$ 268,462
Cree, Inc.	4,791	-	-	91,712
Eclipsys Corp.	14,409	1,675	-	22,489
EntreMed, Inc.	3,296	17,248	-	-
Exelixis Inc.	2,959	-	-	30,849
Finisar Corp.	1,318	32,807	-	17,168
Genesis Microchip, Inc.	27,000	-	-	59,700
Human Genome Sciences, Inc.	74,609	-	-	121,471
ICOS Corp.	23,350	75,289	-	-
ImClone Systems, Inc.	11,566	57,747	-	-
Immunomedics, Inc.	33,234	-	-	36,660
JCPenney Co., Inc.	15,035	172,200	8,641	-
Linens ´N Things, Inc.	-	54,288	-	-
Minerals Technologies, Inc.	-	16,341	70	-
MIPS Technologies, Inc.	-	-	-	-
National Semiconductor Corp.	57,166	-	-	238,415
Network Appliance, Inc.	59,462	49,053	-	256,210
NMS Communications Corp.	-	-	-	6,787
NPS Pharmaceuticals, Inc.	40,355	-	-	88,739
OSI Pharmaceuticals, Inc.	4,881	-	-	77,995
O2Micro International Ltd.	32,898	3,616	-	48,095
PeopleSoft, Inc.	-	46,345	-	-
Photon Dynamics, Inc.	10,508	-	-	41,630
Power Intergrations, Inc.	7,185	10,147	-	-
Proxim, Inc.	-	18,371	-	-
Regeneron Pharmaceuticals, Inc.	46,383	6,477	-	83,504
Scios, Inc.	25,050	-	-	107,058
Sepracor, Inc.	2,063	-	-	77,070
Silicon Laboratories, Inc.	71,419	-	-	142,961
Simplex Solutions, Inc.	5,857	7,546	-	-
SkyWest, Inc.	20,286	13,089	346	55,589
Tanox, Inc.	-	11,497	-	-
Transkaryotic Therapies, Inc.	64,397	4,363	-	31,675
Tularik, Inc.	26,968	5,328	-	35,828
Tupperware Corp.	11,532	-	3,136	65,515
Vertex Pharmaceuticals, Inc.	-	-	-	138,800
Virage Logic Corp.	13,222	-	-	26,383
WebMD Corp	17,206	-	-	146,201
TOTALS	$ 989,045	$ 711,061	$ 12,193	$ 3,393,796

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Growth Company (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Growth Company. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Steven Wymer (40)
Year of Election or Appointment: 1997 Vice President of Growth Company. Prior to assuming his current responsibilities, Mr. Wymer managed a variety of Fidelity funds.
Name, Age; Principal Occupation
Eric D. Roiter (54)

Year of Election or Appointment:1998

Secretary of Growth Company. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Growth Company. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Growth Company. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Growth Company. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Growth Company. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Growth Company. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Growth Company. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 17, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes	% of Votes
Affirmative	13,091,755,154.83	89.363
Against	699,153,631.74	4.772
Abstain	859,157,186.22	5.865
TOTAL	14,650,065,972.79	100.00
PROPOSAL 2
To authorize the Trustees to increase the maximum number of Trustees.*
	# of Votes	% of Votes
Affirmative	12,221,809,798.77	83.425
Against	1,707,733,087.90	11.657
Abstain	720,523,086.12	4.918
TOTAL	14,650,065,972.79	100.00
PROPOSAL 3
To authorize the Trustees to clarify the scope of the Trustees' authority regarding mergers, consolidations, incorporations and reorganizations.*
	# of Votes	% of Votes
Affirmative	13,057,474,257.61	89.129
Against	836,451,766.64	5.710
Abstain	756,139,948.54	5.161
TOTAL	14,650,065,972.79	100.00
PROPOSAL 4
To authorize the Trustees to enter into management contracts on behalf of a new fund.*
	# of Votes	% of Votes
Affirmative	12,676,602,811.76	86.529
Against	1,149,542,849.78	7.847
Abstain	823,920,311.25	5.624
TOTAL	14,650,065,972.79	100.00
PROPOSAL 5
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	13,686,094,489.33	93.420
Withheld	963,971,483.46	6.580
TOTAL	14,650,065,972.79	100.00
Ralph F. Cox
Affirmative	13,669,046,367.86	93.304
Withheld	981,019,604.93	6.696
TOTAL	14,650,065,972.79	100.00
Phyllis Burke Davis
Affirmative	13,643,048,635.22	93.126
Withheld	1,007,017,337.57	6.874
TOTAL	14,650,065,972.79	100.00
Robert M. Gates
Affirmative	13,678,182,685.78	93.366
Withheld	971,883,287.01	6.634
TOTAL	14,650,065,972.79	100.00
Abigail P. Johnson
Affirmative	13,657,920,533.62	93.228
Withheld	992,145,439.17	6.772
TOTAL	14,650,065,972.79	100.00
Edward C. Johnson 3d
Affirmative	13,658,367,219.61	93.231
Withheld	991,698,753.18	6.769
TOTAL	14,650,065,972.79	100.00
Donald J. Kirk
Affirmative	13,676,740,463.43	93.356
Withheld	973,325,509.36	6.644
TOTAL	14,650,065,972.79	100.00
* Denotes trust-wide proposals and voting results.
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	13,682,555,463.81	93.396
Withheld	967,510,508.98	6.604
TOTAL	14,650,065,972.79	100.00
Ned C. Lautenbach
Affirmative	13,692,000,386.22	93.460
Withheld	958,065,586.57	6.540
TOTAL	14,650,065,972.79	100.00
Peter S. Lynch
Affirmative	13,695,310,842.96	93.483
Withheld	954,755,129.83	6.517
TOTAL	14,650,065,972.79	100.00
Marvin L. Mann
Affirmative	13,679,688,241.73	93.376
Withheld	970,377,731.06	6.624
TOTAL	14,650,065,972.79	100.00
William O. McCoy
Affirmative	13,678,675,505.17	93.369
Withheld	971,390,467.62	6.631
TOTAL	14,650,065,972.79	100.00
William S. Stavropoulos
Affirmative	13,650,906,326.81	93.180
Withheld	999,159,645.98	6.820
TOTAL	14,650,065,972.79	100.00
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes	% of Votes
Affirmative	9,007,376,621.09	88.445
Against	543,313,390.67	5.335
Abstain	633,410,928.13	6.220
TOTAL	10,184,100,939.89	100.00
PROPOSAL 7
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes	% of Votes
Affirmative	8,981,411,197.60	88.191
Against	567,341,696.05	5.570
Abstain	635,348,046.24	6.239
TOTAL	10,184,100,939.89	100.00
PROPOSAL 8
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes	% of Votes
Affirmative	8,527,503,463.40	83.733
Against	714,669,628.99	7.018
Abstain	637,139,756.50	6.256
Broker Non-Votes	304,788,091.00	2.993
TOTAL	10,184,100,939.89	100.00
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	8,410,566,844.40	82.585
Against	831,220,523.87	8.162
Abstain	637,525,480.62	6.260
Broker Non-Votes	304,788,091.00	2.993
TOTAL	10,184,100,939.89	100.00

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Annual Report

Michigan

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
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(U.K.) Inc.

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(Far East) Inc.

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Servicing Agent

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GCF-ANN-0103 335673
1.539089.105

Fidelity®

New Millennium

Fund®

Annual Report

November 30, 2002

(2_fidelity_logos)

(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® New Millennium	-10.12%	83.04%	426.33%
Fidelity New Millennium (incl. 3.00% sales charge)	-12.82%	77.55%	410.54%
S&P 500 ®	-16.51%	4.94%	157.60%
Capital Appreciation Funds Average	-14.55%	8.07%	n/a*
Multi-Cap Growth Funds Average	-23.03%	-0.01%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 28, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity New Millennium	-10.12%	12.85%	18.21%
Fidelity New Millennium (incl. 3.00% sales charge)	-12.82%	12.17%	17.84%
S&P 500	-16.51%	0.97%	10.00%
Capital Appreciation Funds Average	-14.55%	0.72%	n/a*
Multi-Cap Growth Funds Average	-23.03%	-0.51%	n/a*

* Not available

Annual Report

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® New Millennium Fund® on December 28, 1992, when the fund started, and the current 3.00% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Neal Miller, Portfolio Manager of Fidelity New Millennium Fund

Q. How did the fund perform, Neal?

A. For the 12 months ending November 30, 2002, the fund was down 10.12%. The Standard & Poor's 500 Index fell 16.51% during the same period, while the capital appreciation funds average as tracked by Lipper Inc. fell 14.55%.

Q. What factors contributed to the fund's strong performance relative to the S&P 500 index during the past year?

A. One investment idea that I wove throughout the fund was an attempt to capitalize on the recent pattern of people staying and vacationing closer to home. I pursued this strategy by selecting stocks in a variety of businesses - including the restaurant, automotive, hotel and leisure industries - that could benefit from higher consumer demand. This strategy worked out well. For example, holdings such as recreational vehicle (RV) maker Thor Industries, restaurant chain Cheesecake Factory and auto parts retailer AutoZone each fulfilled my expectation of higher demand for domestic activities. None of these stocks were widely followed by Wall Street or were part of the index, but each delivered a double-digit return. Elsewhere, the fund's focus on energy services stocks paid off handsomely, as strong performers such as Smith International and ENSCO International helped our collective energy holdings gain 26.3%, compared to a decline of 6.4% for the energy stocks in the index. Additionally, owning a higher percentage of medical equipment companies, particularly those developing drug-coated stents, proved helpful, as this industry outperformed pharmaceuticals - a poor-performing group in which the fund was significantly underweighted.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What appealed to you about RV stocks?

A. My whole basis for owning them was positive demographics. When I bought these stocks, our research showed that roughly 300,000 people in the U.S. were reaching age 50 every month, a rate we haven't seen for some time. Since RV buyers are primarily over 50, it offered RV manufacturers their greatest potential customer base in years. This data, along with my inclination that the RV business would improve as more Americans chose to vacation closer to home, was appealing. Fortunately, RV orders rose sharply and the group performed well: Thor Industries and Winnebago Industries, for example, appreciated 107% and 48%, respectively.

Q. Did you pursue any new strategies?

A. I recently reduced the fund's energy services exposure to lock in profits because I was concerned about the challenging near-term environment for these companies. In particular, I felt the risks - high valuations, relatively high natural gas storage levels and geopolitical unrest - outweighed the potential reward in maintaining such a high exposure to them. I also found some new ideas in technology, such as online auction firm eBay, which has tapped into the consumer's appetite for turning attic fodder into cash. In addition, I accumulated shares of Avery Dennison, a maker of pressure-sensitive adhesives for badges and labels, on my expectation that heightened security concerns could fuel an increase in the use of these products.

Q. What stocks proved disappointing?

A. Hospital chain Tenet Healthcare suffered from allegations that it overbilled the government to treat Medicare patients, and I eliminated it from the fund. I bought communication products supplier Andrew as a turnaround situation, but the market had failed to appreciate the direction of the company's new management by period end. Top holdings QLogic and Emulex were detractors, but I remained encouraged that each could benefit from higher demand for their storage area networking products, particularly given the increased need to share information electronically due to new homeland security efforts.

Q. What's your outlook?

A. Lately, I'm coming up with many ideas driven by new business potential and new product design. Some of these stocks are among those that fell from lofty heights only a few years ago to the trash bin of late, but, because of new opportunities that could significantly boost their businesses, they've become compelling. For example, at the end of the period, I felt some wireless communications and cable TV stocks were on the verge of benefiting from product enhancements, as well as a more favorable regulatory climate. I don't know what lies ahead in 2003, but it seems there are many more ideas hatching all of a sudden. As a result, I'm excited about the opportunities that exist in many undervalued stocks.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by investing mainly in equity securities of companies that are likely to benefit from social and economic trends

Fund number: 300

Trading symbol: FMILX

Start date: December 28, 1992

Size: as of November 30, 2002, more than $2.7 billion

Manager: Neal Miller, since inception; joined Fidelity in 1988

3

Neal Miller on the current state of the equity market:

"There's evidence that the severity of the recent economic weakness is already priced into the stock market. Many factors that often arise amid a prolonged economic downturn have taken place. These defining factors include a political transition of power to a new party, an unusual international event - such as September 11, 2001 - that triggers a disruption to the world order, and the sudden bursting of a stock market bubble. Following these events, it was not unusual to see a higher level of governance, as civic leaders addressed problems of corporate malfeasance that arose out of the excesses of the extended bull market that ended in 2000. The government influenced a better definition of corporate earnings disclosure and a new approach to the way Wall Street firms conduct and disseminate their research. This cleansing of the financial system speaks to the seriousness of the economic recession. Further, these new practices, accompanied by a series of stimulative fiscal and monetary policies, could mark the low point of what may be one of the worst periods for stocks since the Great Depression. However, I think these issues - coupled with sharply lower investor expectations - set the stage for improving circumstances for the stock market going forward."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
QLogic Corp.	6.4	6.3
Boston Scientific Corp.	3.9	2.0
Emulex Corp.	3.3	3.8
The Stanley Works	2.8	3.2
AutoZone, Inc.	2.7	2.1
Smith International, Inc.	2.5	2.3
Medtronic, Inc.	2.3	2.3
Johnson & Johnson	2.2	2.1
International Game Technology	2.2	1.3
The Cheesecake Factory, Inc.	2.1	1.8
	30.4
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	31.1	26.5
Information Technology	24.1	24.0
Health Care	16.2	16.9
Energy	6.6	7.8
Financials	6.5	4.7
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 97.6%		Stocks 95.6%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	2.7%	** Foreign investments	2.9%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 31.1%
Auto Components - 0.0%
Gentex Corp. (a)	37,200	$ 1,116
Automobiles - 3.8%
Coachmen Industries, Inc.	310,600	4,954
Monaco Coach Corp. (a)	217,450	3,666
Thor Industries, Inc.	1,392,900	53,209
Winnebago Industries, Inc.	807,500	39,923
		101,752
Distributors - 0.5%
Advanced Marketing Services, Inc.	11,600	181
Genuine Parts Co.	435,600	13,848
		14,029
Hotels, Restaurants & Leisure - 7.3%
Aztar Corp. (a)	363,300	5,148
Boyd Gaming Corp. (a)	8,900	127
Brinker International, Inc. (a)	26,900	802
California Pizza Kitchen, Inc. (a)	410,900	10,079
Cosi, Inc.	160,800	1,069
Harrah's Entertainment, Inc. (a)	186,700	7,468
International Game Technology (a)	754,000	58,133
International Speedway Corp.:
Class A	513,938	19,663
Class B	227,800	8,679
Isle of Capri Casinos, Inc. (a)	5,400	67
Krispy Kreme Doughnuts, Inc. (a)	283,400	10,628
Lone Star Steakhouse & Saloon, Inc.	8,400	159
O'Charleys, Inc. (a)	30,100	658
Outback Steakhouse, Inc.	170,900	6,067
P.F. Chang's China Bistro, Inc. (a)	335,000	11,802
Quality Dining, Inc. (a)	158,800	510
Sonic Corp. (a)	70,050	1,505
Speedway Motorsports, Inc.	3,200	83
The Cheesecake Factory, Inc. (a)	1,576,025	56,201
		198,848
Household Durables - 5.6%
Champion Enterprises, Inc. (a)	1,908,200	6,965
Clayton Homes, Inc.	1,164,300	15,695
Ethan Allen Interiors, Inc.	181,500	6,779
Fleetwood Enterprises, Inc.	1,207,310	9,948
Furniture Brands International, Inc. (a)	503,500	14,098
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Harman International Industries, Inc.	61,400	$ 3,831
La-Z-Boy, Inc.	25,400	639
Leggett & Platt, Inc.	39,800	950
Mohawk Industries, Inc. (a)	100,800	6,210
Newell Rubbermaid, Inc.	273,200	8,666
Skyline Corp.	25,700	730
The Stanley Works	2,135,300	76,743
		151,254
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	138,800	9,570
Stamps.com, Inc. (a)	131,500	579
Ticketmaster Class B (a)	25,200	650
USA Interactive (a)	91,090	2,532
		13,331
Leisure Equipment & Products - 1.8%
Brunswick Corp.	51,300	1,078
Eastman Kodak Co.	758,900	28,019
Hasbro, Inc.	93,300	1,196
Johnson Outdoors, Inc. Class A (a)	11,000	106
K2, Inc. warrants 12/31/02 (a)	139	0
Mattel, Inc.	818,800	16,884
Oakley, Inc. (a)	30,600	415
		47,698
Media - 3.6%
AOL Time Warner, Inc. (a)	170,100	2,785
Cablevision Systems Corp. - NY Group Class A (a)	471,700	7,976
Catalina Marketing Corp. (a)	112,200	2,306
Clear Channel Communications, Inc. (a)	67,000	2,912
Comcast Corp. Class A (special) (a)	1,525,200	34,775
Cox Communications, Inc. Class A (a)	248,400	7,522
E.W. Scripps Co. Class A	86,400	6,850
John Wiley & Sons, Inc. Class A	47,000	1,001
Liberty Media Corp. Class A (a)	923,800	9,755
Media General, Inc. Class A	18,100	1,061
Meredith Corp.	182,600	7,963
Omnicom Group, Inc.	113,900	7,751
Pearson PLC sponsored ADR	13,500	156
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
TMP Worldwide, Inc. (a)	78,600	$ 1,145
Viacom, Inc. Class B (non-vtg.) (a)	76,900	3,615
		97,573
Multiline Retail - 1.3%
Dollar Tree Stores, Inc. (a)	43,000	1,262
Kohl's Corp. (a)	11,100	760
Nordstrom, Inc.	1,002,900	20,058
Saks, Inc. (a)	983,070	12,780
		34,860
Specialty Retail - 4.8%
AutoZone, Inc. (a)	889,700	72,688
Carmax, Inc. (a)	77,800	1,533
Chico's FAS, Inc. (a)	290,700	6,535
Claire's Stores, Inc.	376,200	9,766
Esprit Holdings Ltd.	671,000	1,248
Gap, Inc.	237,900	3,780
Guitar Center, Inc. (a)	20,600	411
Limited Brands, Inc.	262,300	4,462
Lowe's Companies, Inc.	271,000	11,247
Michaels Stores, Inc. (a)	42,500	1,600
Staples, Inc. (a)	629,300	12,145
Tiffany & Co., Inc.	110,900	3,147
TJX Companies, Inc.	106,700	2,088
Urban Outfitters, Inc. (a)	25,500	673
Wet Seal, Inc. Class A (a)	17,500	202
		131,525
Textiles Apparel & Luxury Goods - 1.9%
Columbia Sportswear Co. (a)	266,950	11,788
K-Swiss, Inc. Class A	173,400	4,380
Kenneth Cole Productions, Inc. Class A (a)	161,200	4,045
Liz Claiborne, Inc.	138,100	4,447
Oshkosh B'Gosh, Inc. Class A	48,600	1,337
Puma AG	25,660	1,736
Quiksilver, Inc. (a)	267,100	7,319
Reebok International Ltd. (a)	157,200	4,510
Stride Rite Corp.	1,220,400	10,251
Tommy Hilfiger Corp. (a)	123,700	1,009
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Unifirst Corp.	15,400	$ 301
Wolverine World Wide, Inc.	12,900	216
		51,339
TOTAL CONSUMER DISCRETIONARY		843,325
CONSUMER STAPLES - 2.7%
Beverages - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	288,100	19,043
Coca-Cola Enterprises, Inc.	77,400	1,648
Constellation Brands, Inc. Class A (a)	544,800	12,814
		33,505
Food Products - 0.2%
Fresh Del Monte Produce, Inc.	157,600	3,609
McCormick & Co., Inc. (non-vtg.)	51,400	1,223
Riviana Foods, Inc.	800	20
Tootsie Roll Industries, Inc.	62,400	1,903
		6,755
Household Products - 1.2%
Procter & Gamble Co.	220,700	18,539
The Dial Corp.	632,600	13,171
		31,710
Tobacco - 0.1%
Schweitzer-Mauduit International, Inc.	84,200	2,136
TOTAL CONSUMER STAPLES		74,106
ENERGY - 6.6%
Energy Equipment & Services - 5.5%
Cal Dive International, Inc. (a)	598,200	13,824
Diamond Offshore Drilling, Inc.	51,200	1,149
ENSCO International, Inc.	1,802,900	50,445
GlobalSantaFe Corp.	648,829	16,623
Nabors Industries Ltd. (a)	18,400	651
Smith International, Inc. (a)	1,973,500	67,099
Varco International, Inc. (a)	18,500	303
		150,094
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 1.1%
Newfield Exploration Co. (a)	87,700	$ 3,172
YUKOS Corp. sponsored ADR	189,300	25,603
		28,775
TOTAL ENERGY		178,869
FINANCIALS - 6.5%
Banks - 1.5%
Bank of Hawaii Corp.	865,800	26,390
NetBank, Inc. (a)	292,500	2,864
Northern Trust Corp.	119,400	4,621
Synovus Financial Corp.	314,500	6,551
		40,426
Diversified Financials - 5.0%
A.F.P. Provida SA sponsored ADR	14,500	331
A.G. Edwards, Inc.	1,546,800	55,870
Charles Schwab Corp.	771,400	8,902
Goldman Sachs Group, Inc.	296,900	23,417
Investors Financial Services Corp.	945,200	33,063
SEI Investments Co.	485,200	15,458
		137,041
TOTAL FINANCIALS		177,467
HEALTH CARE - 16.2%
Biotechnology - 0.8%
Biogen, Inc. (a)	83,800	3,700
Charles River Labs International, Inc. (a)	380,200	13,896
Gilead Sciences, Inc. (a)	84,800	3,348
		20,944
Health Care Equipment & Supplies - 9.7%
Advanced Neuromodulation Systems, Inc. (a)	31,800	962
Boston Scientific Corp. (a)	2,492,500	104,685
C.R. Bard, Inc.	343,000	19,037
CTI Molecular Imaging, Inc.	36,200	941
Hillenbrand Industries, Inc.	764,900	36,876
Lifecore Biomedical, Inc. (a)	24,800	205
Medtronic, Inc.	1,306,718	61,089
Mentor Corp.	52,300	2,262
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc. (a)	325,800	$ 11,344
Varian Medical Systems, Inc. (a)	486,000	22,691
Zimmer Holdings, Inc. (a)	59,600	2,243
		262,335
Health Care Providers & Services - 2.9%
AdvancePCS Class A (a)	17,300	427
Anthem, Inc. (a)	147,273	8,726
Community Health Systems, Inc. (a)	15,000	308
Coventry Health Care, Inc. (a)	130,900	3,763
HCA, Inc.	344,700	13,850
Health Net, Inc. (a)	56,200	1,451
Humana, Inc. (a)	1,001,600	10,427
Lincare Holdings, Inc. (a)	10,300	337
Omnicare, Inc.	53,200	1,149
Patterson Dental Co. (a)	58,300	2,449
Triad Hospitals, Inc. (a)	98,000	2,955
UnitedHealth Group, Inc.	416,800	33,948
		79,790
Pharmaceuticals - 2.8%
Allergan, Inc.	36,300	2,134
Forest Laboratories, Inc. (a)	77,700	8,340
Johnson & Johnson	1,054,400	60,122
Mylan Laboratories, Inc.	33,300	1,123
Pharmaceutical Resources, Inc. (a)	170,400	4,771
Watson Pharmaceuticals, Inc. (a)	25,500	765
		77,255
TOTAL HEALTH CARE		440,324
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.1%
Lockheed Martin Corp.	1,400	73
United Defense Industries, Inc.	61,100	1,424
		1,497
Airlines - 0.3%
Southwest Airlines Co.	458,600	7,613
Building Products - 0.1%
Masco Corp.	189,700	3,826
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 4.0%
Angelica Corp.	25,400	$ 574
Apollo Group, Inc. - University of Phoenix Online (a)	17,000	598
Avery Dennison Corp.	585,000	37,697
Banta Corp.	18,400	564
Cendant Corp. (a)	182,700	2,298
ChoicePoint, Inc. (a)	111,600	4,194
Cintas Corp.	68,200	3,442
DeVry, Inc. (a)	1,212,600	20,202
G&K Services, Inc. Class A	31,900	1,088
Ionics, Inc. (a)	418,800	9,423
John H. Harland Co.	490,900	10,343
Landauer, Inc.	61,300	2,241
Moore Corp. Ltd. (a)	339,100	3,633
Republic Services, Inc. (a)	68,000	1,462
Right Management Consultants, Inc. (a)	14,400	176
Robert Half International, Inc. (a)	102,400	2,012
Standard Register Co.	64,300	1,202
Steelcase, Inc. Class A	60,500	648
Wallace Computer Services, Inc.	289,100	5,421
		107,218
Electrical Equipment - 0.3%
C&D Technologies, Inc.	10,100	197
Cooper Industries Ltd. Class A	106,900	4,064
Paxar Corp. (a)	189,100	2,672
		6,933
Industrial Conglomerates - 0.1%
Tyco International Ltd.	169,500	3,024
Machinery - 0.5%
AGCO Corp. (a)	170,600	4,118
CUNO, Inc. (a)	9,900	328
Lindsay Manufacturing Co.	94,300	2,377
NACCO Industries, Inc. Class A	6,600	324
PACCAR, Inc.	139,700	6,845
		13,992
Marine - 0.5%
Alexander & Baldwin, Inc.	601,800	14,822
Road & Rail - 0.2%
Arkansas Best Corp. (a)	49,500	1,446
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Florida East Coast Industries, Inc. Class A	2,200	$ 51
Heartland Express, Inc.	56,320	1,228
Landstar System, Inc. (a)	74,800	3,913
		6,638
Trading Companies & Distributors - 0.2%
Fastenal Co.	120,300	4,298
TOTAL INDUSTRIALS		169,861
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 6.2%
Adtran, Inc. (a)	17,000	564
Andrew Corp. (a)	3,971,700	44,682
Cisco Systems, Inc. (a)	800,500	11,943
Emulex Corp. (a)	3,755,700	90,663
Netscreen Technologies, Inc.	10,800	186
Nokia Corp. sponsored ADR	286,300	5,500
Plantronics, Inc. (a)	648,000	11,638
QUALCOMM, Inc. (a)	102,000	4,204
		169,380
Computers & Peripherals - 2.0%
Dell Computer Corp. (a)	1,858,800	53,106
Hutchinson Technology, Inc. (a)	19,600	532
Sun Microsystems, Inc. (a)	339,800	1,458
		55,096
Electronic Equipment & Instruments - 0.9%
Flir Systems, Inc. (a)	94,300	4,102
Ingram Micro, Inc. Class A (a)	385,000	5,382
Itron, Inc. (a)	25,400	643
Trimble Navigation Ltd. (a)	85,278	1,194
Vishay Intertechnology, Inc. (a)	986,800	13,943
		25,264
Internet Software & Services - 1.0%
Expedia, Inc. Class A (a)	116,100	8,911
Hotels.com Class A (a)	63,900	4,653
RealNetworks, Inc. (a)	1,567,800	6,052
Yahoo!, Inc. (a)	436,100	7,968
		27,584
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.1%
Acxiom Corp. (a)	119,300	$ 1,831
Office Electronics - 0.2%
Xerox Corp. (a)	577,700	5,038
Semiconductor Equipment & Products - 9.9%
Analog Devices, Inc. (a)	502,500	15,422
Applied Materials, Inc. (a)	521,400	8,890
ASML Holding NV (NY Shares) (a)	389,200	4,342
Cabot Microelectronics Corp. (a)	129,000	7,785
Cree, Inc. (a)	298,500	7,063
Cypress Semiconductor Corp. (a)	519,200	4,486
Intel Corp.	200,800	4,193
KLA-Tencor Corp. (a)	70,000	3,092
Linear Technology Corp.	163,400	5,430
Maxim Integrated Products, Inc.	34,000	1,430
Micron Technology, Inc. (a)	1,333,900	21,089
QLogic Corp. (a)	4,029,798	175,051
Rambus, Inc. (a)	10,100	93
RF Micro Devices, Inc. (a)	195,600	2,384
Samsung Electronics Co. Ltd.	3,600	1,165
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	169,900	1,563
Varian Semiconductor Equipment Associates, Inc. (a)	168,100	5,234
		268,712
Software - 3.7%
Adobe Systems, Inc.	93,400	2,758
BMC Software, Inc. (a)	93,500	1,674
Cadence Design Systems, Inc. (a)	2,358,900	34,015
Computer Associates International, Inc.	952,700	14,395
Electronic Arts, Inc. (a)	418,600	28,406
Jack Henry & Associates, Inc.	534,000	6,931
Mentor Graphics Corp. (a)	894,300	10,786
		98,965
TOTAL INFORMATION TECHNOLOGY		651,870
MATERIALS - 1.0%
Chemicals - 0.1%
International Flavors & Fragrances, Inc.	79,100	2,612
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Construction Materials - 0.1%
Florida Rock Industries, Inc.	44,700	$ 1,788
Containers & Packaging - 0.6%
Crown Cork & Seal, Inc. (a)	637,000	5,504
Owens-Illinois, Inc. (a)	159,300	2,501
Packaging Corp. of America (a)	79,600	1,425
Pactiv Corp. (a)	244,200	5,055
Smurfit-Stone Container Corp. (a)	188,900	2,754
		17,239
Metals & Mining - 0.1%
JSC MMC 'Norilsk Nickel' sponsored ADR	190,400	3,979
Paper & Forest Products - 0.1%
Bowater, Inc.	41,400	1,796
MeadWestvaco Corp.	25,600	641
		2,437
TOTAL MATERIALS		28,055
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
Qwest Communications International, Inc. (a)	2,033,200	9,841
Verizon Communications, Inc.	1,271,800	53,263
		63,104
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	37,300	148
Nextel Communications, Inc. Class A (a)	290,100	3,989
Triton PCS Holdings, Inc. Class A (a)	56,100	248
Vodafone Group PLC sponsored ADR	79,900	1,498
		5,883
TOTAL TELECOMMUNICATION SERVICES		68,987
UTILITIES - 0.7%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	241,000	6,849
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International (a)	834,400	$ 9,253
Hawaiian Electric Industries, Inc.	49,300	2,120
		18,222
TOTAL COMMON STOCKS (Cost $2,517,838)		2,651,086
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
USA Interactive Series A, $0.995	3,308	154
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	18,500	19
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $528)		173
Convertible Bonds - 0.1%
Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Emulex Corp. 1.75% 2/1/07 (c) (Cost $2,270)	$ 2,270	1,978
Money Market Funds - 7.2%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.47% (b)	61,753,934	$ 61,754
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	132,351,893	132,352
TOTAL MONEY MARKET FUNDS (Cost $194,106)		194,106
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $2,714,742)		2,847,343
NET OTHER ASSETS - (4.9)%		(132,050)
NET ASSETS - 100%		$ 2,715,293
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,978,000 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 319
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,582,973,000 and $2,388,622,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $238,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,000 or 0% of net assets.

The fund participated in the security lending program during the period. At period end the fund also received as collateral U.S. Treasury obligations valued at $12,344,000.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $440,483,000 of which $164,723,000 and $275,760,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $140,726) (cost $2,714,742) - See accompanying schedule		$ 2,847,343
Receivable for investments sold		8,375
Receivable for fund shares sold		1,744
Dividends receivable		2,636
Interest receivable		117
Other receivables		150
Total assets		2,860,365

Liabilities
Payable for investments purchased	$ 9,292
Payable for fund shares redeemed	1,421
Accrued management fee	1,923
Other payables and accrued expenses	84
Collateral on securities loaned, at value	132,352
Total liabilities		145,072

Net Assets		$ 2,715,293
Net Assets consist of:
Paid in capital		$ 3,035,756
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(453,063)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		132,600
Net Assets, for 113,279 shares outstanding		$ 2,715,293
Net Asset Value and redemption price per share ($2,715,293 ÷ 113,279 shares)		$ 23.97
Maximum offering price per share (100/97.00 of $23.97)		$ 24.71

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 15,170
Interest		2,050
Security lending		325
Total income		17,545

Expenses
Management fee Basic fee	$ 17,300
Performance adjustment	6,400
Transfer agent fees	4,708
Accounting and security lending fees	547
Non-interested trustees' compensation	10
Custodian fees and expenses	65
Audit	43
Legal	17
Miscellaneous	126
Total expenses before reductions	29,216
Expense reductions	(1,355)	27,861
Net investment income (loss)		(10,316)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(252,758)
Foreign currency transactions	(22)
Total net realized gain (loss)		(252,780)
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,483)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(24,484)
Net gain (loss)		(277,264)
Net increase (decrease) in net assets resulting from operations		$ (287,580)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,316)	$ (9,060)
Net realized gain (loss)	(252,780)	(186,826)
Change in net unrealized appreciation (depreciation)	(24,484)	(316,413)
Net increase (decrease) in net assets resulting from operations	(287,580)	(512,299)
Distributions to shareholders from net realized gain	-	(807,169)
Share transactions Net proceeds from sales of shares	840,433	710,883
Reinvestment of distributions	-	764,924
Cost of shares redeemed	(666,386)	(695,898)
Net increase (decrease) in net assets resulting from share transactions	174,047	779,909
Total increase (decrease) in net assets	(113,533)	(539,559)

Net Assets
Beginning of period	2,828,826	3,368,385
End of period	$ 2,715,293	$ 2,828,826
Other Information Shares
Sold	34,472	25,180
Issued in reinvestment of distributions	-	22,813
Redeemed	(27,273)	(25,070)
Net increase (decrease)	7,199	22,923

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 40.51	$ 42.51	$ 25.27	$ 24.48
Income from Investment Operations
Net investment income (loss) C	(.09)	(.09)	(.17)	(.12)	(.03)
Net realized and unrealized gain (loss)	(2.61)	(4.14)	5.50	19.30	3.74
Total from investment operations	(2.70)	(4.23)	5.33	19.18	3.71
Distributions from net realized gain	-	(9.61)	(7.33)	(1.94)	(2.92)
Net asset value, end of period	$ 23.97	$ 26.67	$ 40.51	$ 42.51	$ 25.27
Total Return A, B	(10.12)%	(15.02)%	12.44%	81.31%	17.55%
Ratios to Average Net Assets D
Expenses before expense reductions	1.07%	1.01%	.90%	.95%	.86%
Expenses net of voluntary waivers, if any	1.07%	1.01%	.90%	.95%	.86%
Expenses net of all reductions	1.02%	.98%	.89%	.93%	.83%
Net investment income (loss)	(.38)%	(.30)%	(.36)%	(.36)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,715	$ 2,829	$ 3,368	$ 2,896	$ 1,531
Portfolio turnover rate	91%	85%	97%	116%	121%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 405,150	|
Unrealized depreciation	(276,782)
Net unrealized appreciation (depreciation)	128,368
Capital loss carryforward	(440,483)
Total Distributable earnings	(312,115)
Cost for federal income tax purposes	2,718,975

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .87% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $358 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,013 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,343 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $12.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity New Millennium Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Millennium Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity New Millennium Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 10, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of New Millennium (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of New Millennium. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Neal P. Miller (60)
Year of Election or Appointment: 1994 Vice President of New Millennium.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of New Millennium. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of New Millennium. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of New Millennium. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of New Millennium. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of New Millennium. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of New Millennium. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of New Millennium. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 17, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes	% of Votes
Affirmative	13,091,755,154.83	89.363
Against	699,153,631.74	4.772
Abstain	859,157,186.22	5.865
TOTAL	14,650,065,972.79	100.00
PROPOSAL 2
To authorize the Trustees to increase the maximum number of Trustess.*
	# of Votes	% of Votes
Affirmative	12,221,809,798.77	83.425
Against	1,707,733,087.90	11.657
Abstain	720,523,086.12	4.918
TOTAL	14,650,065,972.79	100.00
PROPOSAL 3
To authorize the Trustees to clarify the scope of the Trustees' authority regarding mergers, consolidations, incorporations and reorganizations.*
	# of Votes	% of Votes
Affirmative	13,057,474,257.61	89.129
Against	836,451,766.64	5.710
Abstain	756,139,948.54	5.161
TOTAL	14,650,065,972.79	100.00
PROPOSAL 4
To authorize the Trustees to enter into management contracts on behalf of a new fund.*
	# of Votes	% of Votes
Affirmative	12,676,602,811.76	86.529
Against	1,149,542,849.78	7.847
Abstain	823,920,311.25	5.624
TOTAL	14,650,065,972.79	100.00
PROPOSAL 5
To elect the thirteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	13,686,094,489.33	93.420
Withheld	963,971,483.46	6.580
TOTAL	14,650,065,972.79	100.00
Ralph F. Cox
Affirmative	13,669,046,367.86	93.304
Withheld	981,019,604.93	6.696
TOTAL	14,650,065,972.79	100.00
Phyllis Burke Davis
Affirmative	13,643,048,635.22	93.126
Withheld	1,007,017,337.57	6.874
TOTAL	14,650,065,972.79	100.00
Robert M. Gates
Affirmative	13,678,182,685.78	93.366
Withheld	971,883,287.01	6.634
TOTAL	14,650,065,972.79	100.00
Abigail P. Johnson
Affirmative	13,657,920,533.62	93.228
Withheld	992,145,439.17	6.772
TOTAL	14,650,065,972.79	100.00
Edward C. Johnson 3d
Affirmative	13,658,367,219.61	93.231
Withheld	991,698,753.18	6.769
TOTAL	14,650,065,972.79	100.00
*Denotes trust-wide proposals and voting results.
	# of Votes	% of Votes
Donald J. Kirk
Affirmative	13,676,740,463.43	93.356
Withheld	973,325,509.36	6.644
TOTAL	14,650,065,972.79	100.00
Marie L. Knowles
Affirmative	13,682,555,463.81	93.396
Withheld	967,510,508.98	6.604
TOTAL	14,650,065,972.79	100.00
Ned C. Lautenbach
Affirmative	13,692,000,386.22	93.460
Withheld	958,065,586.57	6.540
TOTAL	14,650,065,972.79	100.00
Peter S. Lynch
Affirmative	13,695,310,842.96	93.483
Withheld	954,755,129.83	6.517
TOTAL	14,650,065,972.79	100.00
Marvin L. Mann
Affirmative	13,679,688,241.73	93.376
Withheld	970,377,731.06	6.624
TOTAL	14,650,065,972.79	100.00
William O. McCoy
Affirmative	13,678,675,505.17	93.369
Withheld	971,390,467.62	6.631
TOTAL	14,650,065,972.79	100.00
William S. Stavropoulos
Affirmative	13,650,906,326.81	93.180
Withheld	999,159,645.98	6.820
TOTAL	14,650,065,972.79	100.00
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes	% of Votes
Affirmative	1,335,724,674.96	89.011
Against	85,192,214.22	5.677
Abstain	79,716,511.79	5.312
TOTAL	1,500,633,400.97	100.00
PROPOSAL 7
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes	% of Votes
Affirmative	1,333,297,543.68	88.849
Against	87,262,075.06	5.815
Abstain	80,073,782.23	5.336
TOTAL	1,500,633,400.97	100.00
PROPOSAL 8
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes	% of Votes
Affirmative	1,285,631,076.21	85.673
Against	89,347,033.76	5.954
Abstain	78,809,911.32	5.252
Broker Non-Votes	46,845,379.68	3.121
TOTAL	1,500,633,400.97	100.00
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	1,278,671,304.92	85.209
Against	95,726,610.52	6.379
Abstain	79,390,105.85	5.291
Broker Non-Votes	46,845,379.68	3.121
TOTAL	1,500,633,400.97	100.00

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
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Annual Report

Michigan

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Annual Report

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Annual Report

Annual Report

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